Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	As of December, 31
	2014	2013
	A$	A$
Legal, tax and accounting fees	269,609	461,548
Salary and related costs	402,839	1,036,125
Research and development materials	689,219	687,335
Other	279,315	144,432

	1,640,982	2,329,440